Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Accounts Payable, Accrued Liabilities, and Other Liabilities Disclosure, Current [Text Block]
(9) Accrued Expenses and Other Current Liabilities
As of December 31, 2021 and 2020, accrued expenses and other current liabilities consisted of the following:

	2021	2020
Accrued vacation	$552,629	$438,936
Accrued payroll	674,858	314,451
Accrued construction-in-progress	548,988	637,776
Accrued supplies	709,027	301,989
Accrued consulting	179,082	120,744
Accrued clinical trial expense	423,634	—
Accrued outside laboratory services	128,752	—
Accrued bonus & severance	1,804,288	—
Accrued contract manufacturing	1,000,824	—
Accrued legal	833,646	—
Accrued financing fees payable	5,100,000	—
Accrued franchise tax payable	216,251	—
Other accrued expenses	283,909	90,982

	$12,455,888	$1,904,878